Organization and Principal Activities - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
VIE
Variable Interest Entity [Line Items]
Net liabilities	$ 11,658	¥ 81,166	¥ 20,756